STOCK-BASED COMPENSATION (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Stock-based compensation included in the Condensed Consolidated Statement of Operations:
Allocated Share-based Compensation Expense	$ 197,134	$ 324,258	$ 258,878
Direct operating costs [Member]
Stock-based compensation included in the Condensed Consolidated Statement of Operations:
Allocated Share-based Compensation Expense	7,364	12,113	5,090
General and Administrative [Member]
Stock-based compensation included in the Condensed Consolidated Statement of Operations:
Allocated Share-based Compensation Expense	177,178	298,298	$ 253,788
Research and Development Expense [Member]
Stock-based compensation included in the Condensed Consolidated Statement of Operations:
Allocated Share-based Compensation Expense	$ 12,592	$ 13,847